Expense Example - Federated Hermes Adjustable Rate Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 174
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	997
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604